Note 23 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3
Assets
Equity securities	$15,606	$1	$-
Debt securities	18,705	21,671	-
Mortgage derivative assets	-	-	6,928
Mortgage warehouse receivables	-	140,095	-
Interest rate swap assets	-	2,203	-
Deferred Purchase Price on AR Facility	-	-	121,980
Total assets	$34,311	$163,970	$128,908

Liabilities
Mortgage derivative liabilities	$-	$-	$1,453
Interest rate swap liabilities	-	3,613	-
Deferred acquisition consideration	-	23,356	-
Contingent acquisition consideration	-	-	8,533
Total liabilities	$-	$26,969	$9,986

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2025	2024
Balance, January 1	$3,329	$3,677
Settlements	(41,501)	(17,989)
Realized gains recorded in earnings	38,172	14,312
Unrealized gains recorded in earnings	5,475	3,329
Balance, December 31	$5,475	$3,329

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2025	2024
Balance, January 1	$126,082	$107,743
Additions to DPP	159,008	157,922
Collections on DPP	(164,257)	(137,581)
Fair value adjustment	92	(146)
Foreign exchange and other	1,055	(1,856)
Balance, December 31	$121,980	$126,082

Schedule of Derivative Instruments [Table Text Block]
	Effective	Maturity	Notional Amount	Interest rates
	Date	Date	of US dollar debt	Floating	Fixed
2022 IRS A	July 15, 2022	May 27, 2027	$150,000	SOFR	2.8020%
2022 IRS B	December 21, 2022	May 27, 2027	$250,000	SOFR	3.5920%
2023 IRS A	April 28, 2023	May 27, 2027	$100,000	SOFR	3.7250%
2023 IRS B	December 5, 2023	May 27, 2027	$100,000	SOFR	4.0000%
2025 IRS A	May 27, 2027	November 29, 2029	$200,000	SOFR	3.4340%
2025 IRS B	May 27, 2027	November 29, 2029	$200,000	SOFR	3.4460%
2025 IRS C	May 27, 2027	November 29, 2029	$200,000	SOFR	3.4800%

Business Combination, Contingent Consideration [Table Text Block]
	2025	2024
Balance, January 1	$36,695	$44,712
Amounts recognized on acquisitions	4,661	4,753
Fair value adjustments (note 7)	(2,989)	(10,977)
Resolved and settled in cash	(32,091)	(111)
Foreign exchange and other	2,257	(1,682)
Balance, December 31	$8,533	$36,695

Less: current portion	$-	$30,683
Non-current portion	$8,533	$6,012

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2025		December 31, 2024
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Senior Notes	$542,044	$500,019	$495,519	$437,774